STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional paid-in capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 0	$ 0	$ 0	$ (834)	$ (834)
Balance at the beginning (in shares) at Dec. 31, 2020	0	0
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Issuance of common stock to Sponsor		$ 863	24,137	0	25,000
Issuance of common stock to Sponsor (in shares)		8,625,000
Excess of cash received over fair value of private placement warrants			586,880	0	586,880
Forfeiture of common stock by Sponsor		$ (29)	29	0
Forfeiture of common stock by Sponsor(In Shares)		(287,500)
Remeasurement of common stock subject to possible redemption			(611,046)	(29,272,252)	(29,883,298)
Net income allocable			0	8,394,719	8,394,719
Balance at the end at Dec. 31, 2021	$ 0	$ 834	0	(20,878,367)
Balance at the end (in shares) at Dec. 31, 2021	0	8,337,500
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Remeasurement of carrying value to redemption value				(3,858,456)	(3,858,456)
Net income allocable			0	10,532,439	$ 10,532,439
Balance at the end at Dec. 31, 2022	$ 0	$ 834	$ 0	$ (14,204,384)
Balance at the end (in shares) at Dec. 31, 2022	0	8,337,500